Stock-Based Compensation	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Blade Urban Air Mobility [Member]
Stock-Based Compensation

Note 7 – Stock-Based Compensation

Option Awards

On December 14, 2020, the Board of Directors granted an option for the purchase of 15,000 shares of the Company’s common stock to an employee of the Company. The option, which was granted under the Company’s 2015 Equity Incentive Plan, had an exercise price of $7.28 per share and a term of 10 years. The option had a grant date fair value of $4.00 and vests over 48 months.

Option Award Valuation Assumptions

The Company determined the fair value of stock options granted during the six months ended March 31, 2021 based upon the assumptions as provided below.

Stock price	$7.28
Exercise price	$7.28
Dividend yield	0%
Expected volatility	60%
Risk-Free interest rate	0.63%
Expected life (in years)	6.08

Stock Option Modification

Stock options granted under the 2015 Equity Incentive Plan shall vest over a period of time as previously determined by the Board of Directors, subject to the option holder’s continuous service through each applicable vesting date. Consummation of the Merger will not automatically cause the vesting of options under the 2015 Equity Incentive Plan, but the Company’s Board of Directors provided that the vesting of all outstanding options under the 2015 Equity Incentive Plan that are held by current employees or other service providers will be accelerated upon the consummation of the Merger Agreement. Under ASC 718, the Company treated this event as a modification of these stock option awards. The Company determined that the increase in fair value of the number was immaterial, and as such, no additional cost was recognized.

Stock Option Awards

Following is a summary of stock option activities for the six months ended March 31, 2021:

		Weighted	Weighted	Weighted
		Average	Average	Average
		Exercise	Grant Date	Remaining
	Options	Price	Fair Value	Life (years)
Outstanding – October 1, 2020	13,543,398	$0.14	$0.15	6.8
Granted	15,000	7.28	4.00
Exercised	(77,603)	0.24	0.18
Forfeited	(157,480)	0.18	0.09
Outstanding – March 31, 2021	13,323,315	$0.14	$0.15	6.3
Exercisable as of March 31, 2021	9,595,015	$0.14	$0.14	5.5

For the three months ended March 31, 2021 and 2020, the Company recorded $109 and $87 in stock option expense. For the six months ended March 31, 2021 and 2020, the Company recorded $357 and $178 in stock option expense. The fair value of stock options is amortized on a straight line basis over the requisite service periods of the respective awards. As of March 31, 2021, the unamortized value of stock options was $704. As of March 31, 2021, the weighted average remaining amortization period was 1.0 year.

Restricted Stock

On December 14, 2020, the Company granted an aggregate of 1,015,840 shares of the Company’s restricted stock to various employees, officers, directors, consultants and service providers under the 2015 Equity Incentive Plan and 70,000 shares of the Company’s restricted stock to a director outside the 2015 Equity Incentive Plan. The shares have various vesting dates, ranging from vesting on the grant date to as late as one year from the date of grant.

		Weighted
	Shares of	Average
	Restricted	Grant Date
	Stock	Fair Value
Non-vested – October 1, 2020	—	$—
Granted	1,085,840	7.28
Vested	(100,000)	7.28
Non-vested – March 31, 2021	985,840	$7.28

For the three months ended March 31, 2021 and 2020, the Company recorded $1,795 and $0 in employee and officers restricted stock compensation expense. For the six months ended March 31, 2021 and 2020, the Company recorded $2,822 and $0 in employee and officers restricted stock compensation expense. As of March 31, 2021, unamortized stock-based compensation costs related to restricted share arrangements was $5,082 and will be recognized over a weighted average period of 0.71 years.

Stock-Based Compensation Expense

Stock-based compensation expense for stock options and restricted stock in the condensed consolidated statements of operations is summarized as follows:

	For the Three Months Ended March 31,
	2021	2020
Software development	$71	$6
General and administrative	1,833	75
Selling and marketing	—	6
Total stock-based compensation expense	$1,904	$87

	For the Six Months Ended March 31,
	2021	2020
Software development	$88	$12
General and administrative	3,091	154
Selling and marketing	—	12
Total stock-based compensation expense	$3,179	$178

Fair Value of Common Stock

In order to determine the fair value of its common stock, the Company evaluated the transaction price determined in its Merger Agreement (as defined in Note 11) with Experience. The Company used the total consideration provided for in the Merger Agreement divided by its fully diluted outstanding shares, to compute an assumed valuation of $7.28 per common share.

Note 9 — Stock-Based Compensation

Equity Incentive Plan

On April 7, 2015, the Board of Directors of the Company (“Board”) and its shareholders approved the Fly Blade, Inc. 2015 Equity Incentive Plan (the “2015 Equity Incentive Plan”) to enable the Company and its affiliates to recruit and retain highly qualified personnel and to incentivize personnel for productivity and growth.

The 2015 Equity Incentive Plan provides for the grant of a total of 15,534,409 shares for the issuance of stock options, stock appreciation rights, restricted stock and restricted stock units to among others, members of the board of directors, employees, consultants and advisors to the Company and its affiliates.

Option Awards

On November 16, 2018 the Board of Directors granted options for the purchase of 4,155,287 shares of the Company’s common stock to employees of the Company. Each of these options, which were granted under the Company’s 2015 Equity Incentive Plan, had an original exercise price of $0.44 per share and a term of 10 years. Each of these options vest 25% on the one year anniversary of the vesting start date and then in thirty-six equal monthly installments over the following three years. The options had a grant date fair value of $1,063.

On July 11, 2019, the Board of Directors granted options for the purchase of 25,000 shares of the Company’s common stock to employees of the Company. Each of these options, which were granted under the Company’s 2015 Equity Incentive Plan, had an original exercise price of $0.48 per share and a term of 10 years. Each of these options vest in twenty-four equal monthly installments measured from the vesting start date. The options had a grant date fair value of $7.

On July 11, 2019, the Board of Directors granted options for the purchase of 891,500 shares of the Company’s common stock to employees of the Company. Each of these options, which were granted under the Company’s 2015 Equity Incentive Plan, had an original exercise price of $0.48 per share and a term of 10 years. Each of these options vest 25% on the one year anniversary of the vesting start date and then in thirty-six equal monthly installments over the following three years. The options had a grant date fair value of $243.

On July 11, 2019, the Board of Directors granted an option for the purchase of 4,550 shares of the Company’s common stock to an employee of the Company. The option, which was granted under the Company’s 2015 Equity Incentive Plan, had an original exercise price of $0.48 per share and a term of 10 years. The option had a grant date fair value of $1 and vested immediately upon date of grant.

On July 28, 2020, the Board of Directors granted options for the purchase of 2,156,782 shares of the Company’s common stock to employees of the Company. Each of these options, which were granted under the Company’s 2015 Equity Incentive Plan, had an exercise price of $0.13 per share and a term of 10 years. Each of these options vest 25% on the one year anniversary of the vesting start date and then in thirty-six equal monthly installments over the following three years. The options had a grant date fair value of $153.

On July 28, 2020, the Board of Directors granted options for the purchase of 13,750 shares of the Company’s common stock to employees of the Company. Each of these options, which were granted under the Company’s 2015 Equity Incentive Plan, had an exercise price of $0.13 per share and a term of 10 years. Each of these options vest in twenty-four equal monthly installments measured from the vesting start date. The options had a grant date fair value of $1.

On July 28, 2020, the Board of Directors granted an option for the purchase of 30,000 shares of the Company’s common stock to an employee of the Company. The option, which was granted under the Company’s 2015 Equity Incentive Plan, had an exercise price of $0.13 per share and a term of 10 years. The option had a grant date fair value of $2 and had already vested.

Award Modification

In July of 2020, the Company’s board of directors approved modifications to certain outstanding stock options to purchase 11,080,193 shares of common stock issued from 2015 through June 2020 under the 2015 Equity Incentive Plan resulting in additional stock-based compensation expense of $321 that shall be amortized over the remaining expected amortization period of each modified award in the consolidated statements of operations. For awards that are fully amortized, the Company expensed the related modification cost on the date of the modification. The modification was to adjust the exercise price of such outstanding options, previously ranging from $0.22 to $0.48 per share, down to $0.13, as an additional incentive to these certain employees of the Company to encourage retention, and to counteract the economic hardship on employees which resulted from the impact that the COVID‑19 had on the Company and in particular on the fair value of the Company’s common stock.

Option Award Valuation Assumptions

The Company determined the fair value of stock options granted (including the accounting for the modification of option awards) based upon the assumptions as provided below.

	Year Ended September 30,
	2020	2019
Stock price	$0.13	$0.44 – $0.48
Exercise price	$0.13	$0.44 – $0.48
Dividend yield	0%	0%
Expected volatility	60%	60%
Risk-Free interest rate	0.14% – 0.44%	1.88% – 2.99%
Expected life (in years)	2.4 – 6.08	5.48 – 6.08

Stock Option Awards

Following is a summary of stock option activities for the years ended September 30, 2020 and 2019:

		Weighted		Weighted
		Average	Weighted	Average
		Grant Date	Average	Remaining
	Options	Fair Value	Fair Value	Life (years)
Outstanding – October 1, 2018	7,197,652	$0.25	$0.10	7.0
Granted	5,076,337	0.45	0.26
Exercised	(306,925)	0.38	0.21
Forfeited	(187,856)	0.41	0.24
Outstanding – September 30, 2019	11,779,208	$0.33	$0.17	7.3
Granted	2,200,532	0.13	0.07
Exercised	(89,966)	0.48	0.27
Forfeited	(346,376)	0.48	0.27
Outstanding – September 30, 2020	13,543,398	0.14	0.15	6.8
Exercisable as of September 30, 2020	10,040,803	$0.15	$0.13	5.5

The fair value of stock options is amortized on a straight line basis over the requisite service periods of the respective awards. As of September 30, 2020, the unamortized value of stock options was $803. As of September 30, 2020, the weighted average remaining amortization period was 1.3 years.

Stock-Based Compensation Expense

Stock-based compensation expense in the consolidated statements of operations is summarized as follows:

	Year Ended September 30,
	2020	2019
Software development expenses	$29	$35
Sales and marketing expenses	—	12
General and administrative expenses	461	270
Total stock-based compensation expense	$490	$317

Fair Value of Common Stock

In order to determine the fair value of its common stock, the Company utilized a third party valuation consultant to prepare an analysis, the principal assumptions of which are outlined below. The Company’s common stock does not trade. The results of this analysis were utilized as inputs to determine the fair value of stock options. A valuation was performed utilizing a recent securities transaction backsolve and a guideline company approach.

For all approaches other than the market approach utilizing secondary transactions in the Company’s capital stock, the equity value was allocated among the various classes of its equity securities to derive a per share value of its common stock. The Company has historically performed this allocation using the option pricing method, or OPM, which treats the securities comprising its capital structure as call options with exercise prices based on the liquidation preferences of its various series of redeemable convertible preferred stock and the exercise prices of its options and warrants.

After the equity value is determined and allocated to the various classes of shares, a discount for lack of marketability, or DLOM, is applied to arrive at the fair value of the common stock. A DLOM is meant to account for the lack of marketability of a stock that is not traded on public exchanges. For financial reporting purposes, the Company considered the amount of time between the valuation date and the grant date of its stock options to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. This determination included an evaluation of whether the subsequent valuation indicated that any significant change in valuation had occurred between the previous valuation and the grant date.